Financial Instruments - Schedule of Interest Rate and Currency Hedging Instruments (Details) - Interest risk - Derivative hedging instruments - Currency and interest rate swaps - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 1,098,862	¥ 787,370
Hedging instrument, liabilities	44,042	8,637
Contract amount to be settled in more than one year
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 1,048,862	¥ 787,370